Consolidated condensed balance sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		10	10
Common stock, shares outstanding (in shares)		10	10
Common stock, shares issued (in shares)		10	10
Bio Ventus LLC [Member]
Temporary Equity, Liquidation Preference		$ 210,576	$ 204,443
Common Class A
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares outstanding (in shares)	41,062,652	41,062,652
Common stock, shares issued (in shares)	41,062,652	41,062,652
Common Class B
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares outstanding (in shares)	15,786,737	15,786,737
Common stock, shares issued (in shares)	15,786,737	15,786,737